Employee Benefit Plans (Stock Based Compensation) (Narrative) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	149
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	46
Expected Range Of Shares Awarded Annually Under Long Term Incentive Plan	1.0% to 1.5%
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Description and Terms	In general, unvested UTC awards held by Sikorsky employees accelerated as of the sale date and an increase in the post-termination exercise period was allowed.
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	$ 57	$ 80	$ 97
Employee Service Share-based Compensation, Cash Received from Exercise of Stock Options	41	187	378
Employee Service Share-based Compensation, Tax Benefit Realized from Exercise of Stock Options	89	125	194
Employee Service Share Based Compensation Tax Benefit Realized From Vesting Of Performance Share Units	48	49	26
Employee Service Share Based Compensation Cash Flow Tax Benefit Reported	64	103	115
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	163
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Vested In Period Total Fair Value	$ 247	$ 226	$ 219
Stock Options/Stock Appreciation Rights SARS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 18.69	$ 28.36	$ 19.91
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 281	$ 425	$ 608
Performance Share Units/Other Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options and Other Restricted Awards Exercised In Period Total Intrinsic Value	$ 151	$ 154	$ 75
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 120.36	$ 125.41	$ 91.71
Discontinued Operations, Disposed of by Sale [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award Accelerated Compensation Cost	$ 2